CURRENT DEBT FACILITIES (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Sep. 25, 2023	Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowing costs	$ 240	$ 449
Effective interest rate	24.00%
Interest expense on debt instruments issued			$ 1,970	$ 1,748	$ 411
Accounts payable and accrued liabilities			$ 274	$ 765
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual interest	8.00%		3.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual interest	13.00%		5.00%